SUMMARY OF COMMON SHARES ISSUED, ISSUABLE AND OUTSTANDING (Details) - shares	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	7,715,143,227	5,848,741,599	4,735,210,360
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	7,715,143,227	5,836,641,599	4,733,110,360
Issuable		12,100,000	2,100,000
Issued, issuable and outstanding	7,715,143,227	5,848,741,599	4,735,210,360